Owners' Capital/Partners' Equity - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Balance as of beginning of the year		$ 1,252,793	$ 1,126,309
IFRS 16 adjustment	[1]	192
Balance at January 1, 2019	[1]	1,252,985
Profit attributable to GasLog Ltd.'s operations (Note 19)		2,650	25,449
Total comprehensive income attributable to GasLog's operations (Note 19)		2,650	25,449
Balance as of end of the year		965,971	1,252,793
Total Owners' Capital
Balance as of beginning of the year		73,134	216,155
IFRS 16 adjustment	[1]	15
Balance at January 1, 2019	[1]	73,149
Profit attributable to GasLog Ltd.'s operations (Note 19)		2,650	25,449
Total comprehensive income attributable to GasLog's operations (Note 19)		2,650	25,449
Net contribution to the Partnership		(75,799)	(168,470)
Balance as of end of the year			73,134
Share capital
Balance as of beginning of the year		12	36
Balance at January 1, 2019		12
Net contribution to the Partnership		(12)	(24)
Balance as of end of the year			12
Contributed surplus
Balance as of beginning of the year		40,588	165,537
Balance at January 1, 2019		40,588
Net contribution to the Partnership		(40,588)	(124,949)
Balance as of end of the year			40,588
Retained earnings
Balance as of beginning of the year		32,534	50,582
IFRS 16 adjustment		15
Balance at January 1, 2019		32,549
Profit attributable to GasLog Ltd.'s operations (Note 19)		2,650	25,449
Total comprehensive income attributable to GasLog's operations (Note 19)		2,650	25,449
Net contribution to the Partnership		$ (35,199)	(43,497)
Balance as of end of the year			$ 32,534

[1]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019.